Income taxes (Provision for Income Taxes) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Current income tax expense:
Current income tax expense	¥ 742,367	¥ 682,199	¥ 845,380
Deferred income tax expense (benefit):
Deferred income tax expense (benefit)	(237,961)	(53,299)	32,889
Provision for income taxes	504,406	628,900	878,269
Parent Company And Domestic Subsidiaries
Current income tax expense:
Current income tax expense	565,998	435,560	591,868
Deferred income tax expense (benefit):
Deferred income tax expense (benefit)	45,097	(21,756)	(40,934)
Foreign Subsidiaries
Current income tax expense:
Current income tax expense	176,369	246,639	253,512
Deferred income tax expense (benefit):
Deferred income tax expense (benefit)	¥ (283,058)	¥ (31,543)	¥ 73,823